INVENTORY, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY NET

Inventory consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Finished goods	4,722	3,665
Raw materials	10,549	15,720
Work-in-process	4,818	7,517
Inventory, subtotal	20,089	26,902
Less: inventory impairment provision	(8,944)	(12,117)
Inventory, net	11,145	14,785